John Hancock International Allocation Fund (the “fund”)

Supplement dated 5-15-13 to the current Summary Prospectus

Steve Orlich is no longer a portfolio manager on the investment management team of the fund. In addition, Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the investment management team of the fund. Bob Boyda and Steve Medina will continue as portfolio managers of the fund.

Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is amended to include the following:

Marcelle Daher, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

Scott McIntosh

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (North America) Limited

Joined fund team in 2013

Nathan Thooft, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.